SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
SCHEDULE OF SHORT TERM INVESTMENTS	Short-term investments consist of the following:
	December 31,	December 31,
	2022	2021
Marketable securities	-	182,313
Available-for-sale debt securities	-	-
Total	-	182,313

SCHEDULE OF REALIZED AND UNREALIZED GAIN (LOSS) ON SHORT TERM INVESTMENT

Realized and unrealized gain (loss) on short-term investments consist of the following:

	For the Years Ended
	December 31,
	2022	2021	2020
Realized gain
Marketable securities	6,093	24,913	-
Available-for-sale debt securities	9,732	1,640	-

Unrealized gain (loss)
Marketable securities	-	(25,490)	25,943
Available-for-sale debt securities	-	-	(724)